Touchstone Small Cap Fund Expense Example - Touchstone Small Cap Fund	Sep. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 621
Expense Example, with Redemption, 3 Years	933
Expense Example, with Redemption, 5 Years	1,267
Expense Example, with Redemption, 10 Years	2,210
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	298
Expense Example, with Redemption, 3 Years	782
Expense Example, with Redemption, 5 Years	1,392
Expense Example, with Redemption, 10 Years	3,040
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	357
Expense Example, with Redemption, 5 Years	632
Expense Example, with Redemption, 10 Years	1,416
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	330
Expense Example, with Redemption, 5 Years	584
Expense Example, with Redemption, 10 Years	1,313
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	577
Expense Example, with Redemption, 10 Years	$ 1,306